Income Taxes - Schedule of Reconciliation of the Statutory Federal Income Tax Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax expense at the federal statutory rate					$ 1,446,224	$ (4,617)
State income taxes - net of federal income tax benefits					(29,220)	(1,018)
Change in valuation allowance					24,603	$ 5,635
Total income tax expense (benefit)	$ (32,143)	$ 449,295	$ 218,352	$ 727,551	$ 1,441,607